Condensed Statements of Cash Flows (Unaudited) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
OPERATING CASH FLOW
Net loss	$ (23,373)
Adjustments to reconcile net loss to operating cash flow:
Depreciation	577
Amortization of intangibles	44
Equity-based compensation expense	1,021
Net noncash change in right of use assets and lease liabilities	406
Changes in assets and liabilities:
Prepaid expenses and other assets	(1,371)
Accounts receivable	(2,716)
Accounts payable and accrued expenses	(646)
Lease liability	(452)
Deferred DOE cost share	(105)
Deferred revenue	(773)
Accrued compensation	(5,763)
Net cash used in operating activities	(33,151)
INVESTING CASH FLOW
Purchases of property, plant and equipment	(1,187)
Net cash used in investing activities	(1,187)
FINANCING CASH FLOW
Proceeds from exercise of common unit options	470
Repurchase of common units	(563)
Issuance of treasury units	20
Net cash used in financing activities	(73)
Net change in cash	(34,411)
Cash and cash equivalents:
Cash - beginning of the period	77,094
Cash - ending of the period	42,683
Summary of noncash investing and financing activities:
Conversion of equity options to liability award	$ 1,540